Segment Information	9 Months Ended	12 Months Ended
	Sep. 30, 2012	Dec. 31, 2011
Segment Information
Segment Information

13.                               Segment Information

Our reporting segments consist of Medical Equipment Outsourcing, Technical and Professional Services, and Medical Equipment Sales and Remarketing. Certain operating information for our segments as well as a reconciliation of total Company gross margin to Loss before income tax was as follows:

Medical Equipment Outsourcing

(In thousands)

	Three Months Ended September 30,		Nine Months Ended September 30,
	2012	2011	2012	2011
Revenues	$74,134	$69,002	$226,599	$205,159
Cost of revenue	28,736	23,814	77,273	72,785
Medical equipment depreciation	18,104	17,006	52,329	51,678
Gross margin	$27,294	$28,182	$96,997	$80,696

Technical and Professional Services

(In thousands)

	Three Months Ended September 30,		Nine Months Ended September 30,
	2012	2011	2012	2011
Revenues	$20,066	$13,852	$62,545	$36,083
Cost of revenue	14,455	10,540	47,109	26,650
Gross margin	$5,611	$3,312	$15,436	$9,433

Medical Equipment Sales and Remarketing

(In thousands)

	Three Months Ended September 30,		Nine Months Ended September 30,
	2012	2011	2012	2011
Revenues	$7,619	$6,490	$23,250	$17,972
Cost of revenue	6,014	5,215	18,112	14,115
Gross margin	$1,605	$1,275	$5,138	$3,857

Total Gross Margin and Reconciliation to Loss Before Income Tax and Non Controlling Interest

(In thousands)

	Three Months Ended September 30,		Nine Months Ended September 30,
	2012	2011	2012	2011
Total gross margin	$34,510	$32,769	$117,571	$93,986
Selling, general and administrative	29,885	22,756	86,251	72,247
Acquisition and integration expenses	58	622	352	2,621
Loss on extinguishment of debt	12,339	—	12,339	—
Interest expense	13,530	15,122	43,534	39,572
Loss before income taxes and non controlling interest	$(21,302)	$(5,731)	$(24,905)	$(20,454)

Total Assets by Reporting Segment

(in thousands)

	September 30,	December 31,
	2012	2011
Medical Equipment Outsourcing	$464,888	$461,285
Technical and Professional Services	83,964	84,483
Medical Equipment Sales and Remarketing	18,603	18,603
Corporate and Unallocated	393,069	372,561
Total Company Assets	$960,524	$936,932

18. Business Segments

        The Company operates in three reportable segments:

  •
  Medical equipment outsourcing is the segment through which the Company provides medical equipment outsourcing services to its customers, including more than 4,275 acute care hospitals and 4,425 alternate site providers in the United States, including some of the nation's premier health care institutions.

  •
  Technical and professional services offers a broad range of inspection, preventative maintenance, repair, logistic and consulting services through the Company's team of over 415 technicians and professionals located in its nationwide network of offices.

  •
  Medical equipment sales and remarketing is the segment through which the Company buys, sources, remarkets and disposes of pre-owned medical equipment for its customers through the Company's Asset Recovery Program; provides sales and distribution of specialty medical equipment; and offers its customers disposable items that are used on a single use basis.

        The Company identifies its segments based on its organizational structure and its internal reporting.

	Year Ended December 31,
(in thousands)	2011	2010	2009
Medical Equipment Outsourcing
Net Sales	$275,910	$245,145	$232,623
Medical equipment depreciation	68,032	69,496	64,267
Gross margin	110,175	89,439	84,803
Assets	461,285	409,315	420,940
Amortization	17,252	11,625	11,793
Technical and Professional Services
Net Sales	54,058	44,426	42,395
Gross margin	13,540	12,736	11,856
Assets	84,483	85,175	85,867
Amortization	692	692	692
Medical Equipment Sales and Remarketing
Net Sales	25,188	22,541	22,186
Gross margin	5,454	6,199	4,009
Assets	18,603	18,603	18,603
Corporate and Unallocated
Assets	372,561	319,935	309,993
Amortization and Depreciation	10,636	9,926	10,295
Capital Expenditures	87,118	76,998	53,527
Total Company Assets, Amortization and Depreciation and Capital Expenditures
Assets	936,932	833,028	835,403
Amortization and Depreciation	96,612	91,739	87,047
Capital Expenditures	87,118	76,998	53,527
Total Gross Margin and Reconciliation to Loss Before Income Taxes
Total gross margin	$129,169	$108,374	$100,668
Selling, general and administrative	100,948	89,336	84,225
Acquisiton and integration expense	3,483	—	—
Interest expense	55,020	46,457	46,505

Loss before income taxes	$(30,282)	$(27,419)	$(30,062)

        Gross margin represents net revenues less total direct costs.

        Segment assets for the three business segments (excluding Corporate and Unallocated) primarily include goodwill and intangible assets, which is consistent with the Company's reporting to its Chief Operating Decision Maker, other assets are not allocated to the three business segments. Thus, assets included in Corporate and Unallocated contain all other Company assets.